AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 1, 1996
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                                                              File Nos. 33-63238
                                                                        811-7742


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]


                            Pre-Effective Amendment No.__                    [ ]
                            Post-Effective Amendment No. 13                  [X]


                                     and/or

         REGISTRATIONSTATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]


                                Amendment No. 14


                        (Check appropriate box or boxes.)

                           VOYAGEUR MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

        90 SOUTH SEVENTH STREET, SUITE 4400, MINNEAPOLIS, MINNESOTA 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 376-7000
              (Registrant's Telephone Number, including Area Code)

                                 THOMAS J. ABOOD
        90 SOUTH SEVENTH STREET, SUITE 4400, MINNEAPOLIS, MINNESOTA 55402
                     (Name and Address of Agent for Service)

                                    Copy to:
                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box):

/ / immediately upon filing pursuant to paragraph (b) ofRule 485

/x/ on November 20, 1996 pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (specify date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485 / / on (specify date) pursuant to paragraph (a)(2) of Rule 485

The Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice was filed by the Registrant on or about February 23, 1996.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectivenss of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Minneapolis, and State of Minnesota on the 1st day of November, 1996.

                                        VOYAGEUR MUTUAL FUNDS, INC.

                                        By /S/ JOHN G. TAFT
                                           ---------------------------
                                               John G. Taft, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                    TITLE                       DATE

 /S/ JOHN G. TAFT          President
--------------------       (Principal                  November 1, 1996
John G. Taft               Executive Officer)

/S/ KENNETH R. LARSEN      Treasurer
---------------------      (Principal Financial        November 1, 1996
Kenneth R. Larsen          and Accounting Officer)

James W. Nelson*           Director

Clarence G. Frame*         Director

Robert J. Odegard*         Director

Richard F. McNamara*       Director

Thomas F. Madison*         Director

/S/ THOMAS J. ABOOD        Attorney-in-Fact            November 1, 1996
--------------------
    Thomas J. Abood
    (Pursuant to a Power of Attorney dated January 24, 1995)